Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2011-A MONTHLY SERVICER CERTIFICATE For the collection period ended 1/31/2013	PAGE 1

A.	DATES					Begin	End	# days

1	Payment Date						2/15/2013
2	Collection Period					1/1/2013	1/31/2013	31
3	Monthly Interest Period-Actual					1/15/2013	2/14/2013	31
4	Monthly Interest - Scheduled					1/15/2013	2/14/2013	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	99,210,000.00	0.00	—	—	—	—	0.0000000
6	Class A-2 Notes	249,050,000.00	33,007,881.99	—	—	29,201,400.17	3,806,481.82	0.0152840
7	Class A-3 Notes	249,450,000.00	249,450,000.00	—	—	—	249,450,000.00	1.0000000
8	Class A-4 Notes	86,660,000.00	86,660,000.00	—	—	—	86,660,000.00	1.0000000
9	Total Class A Notes	684,370,000.00	369,117,881.99	0.00	0.00	29,201,400.17	339,916,481.82
10	Class B Notes	32,390,000.00	32,390,000.00	—	—	—	32,390,000.00	1.0000000

11	Total Notes	$716,760,000.00	401,507,881.99	$0.00	$0.00	$29,201,400.17	372,306,481.82

	Overcollateralization
12	Exchange Note	80,993,080.08	80,993,080.08				80,993,080.08
13	Series 2011-A Notes	12,177,720.75	24,297,924.03				24,297,924.03

14	Total Overcollateralization	93,170,800.83	105,291,004.11				105,291,004.11
15	Total Target Overcollateralization	$105,291,004.11	105,291,004.11				105,291,004.11

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
16	Class A-1 Notes	0.30137%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes	0.81000%	22,280.32	0.0894612	29,201,400.17	117.2511551	0.00
18	Class A-3 Notes	1.49000%	309,733.75	1.2416667	0.00	0.0000000	0.00
19	Class A-4 Notes	1.78000%	128,545.67	1.4833334	0.00	0.0000000	0.00
20	Total Class A Notes		460,559.74	0.6729689	29,201,400.17	42.6690243	0.00
21	Class B Notes	2.10000%	56,682.50	1.7500000	0.00	0.0000000	0.00

22	Totals		517,242.24	0.7216394	29,201,400.17	40.7408340	0.00

		Initial Balance	Beginning Balance				Ending Balance
23	Exchange Note Balance	728,937,721.00	456,118,997.49				429,837,737.34

			Initial	Current
	Reference Pool Balance Data
24	Discount Rate		4.00%	4.00%
25	Aggregate Securitization Value		809,930,800.83	477,597,485.93
26	Aggregate Base Residual Value (Not Discounted)		537,958,155.81	410,969,963.50

			Units	Securitization Value
27	Securitization Value - Beginning of Period		32,287	506,798,886.10
28	Depreciation/Payments			(6,781,388.70)
29	Gross Credit Losses		(64)	(922,125.21)
30	Scheduled & Early Terminations		(900)	(11,793,330.72)
31	Payoff Units & Lease Reversals		(614)	(9,704,555.54)
32	Repurchased Leases		—	0.00

33	Securitization Value - End of Period		30,709	477,597,485.93

World Omni Automobile Lease Securitization Trust 2011-A MONTHLY SERVICER CERTIFICATE For the collection period ended 1/31/2013	PAGE 2

C.	SERVICING FEE

34	Servicing Fee Due				422,332.41

35	Unpaid Servicing Fees - Prior Collection Periods				0.00

36	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period				(16,304.77)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
37	Required Reserve Account Balance (1.00% of Initial Securitization Value)				8,099,308.01
38	Beginning Reserve Account Balance				8,099,308.01
39	Ending Reserve Account Balance				8,099,308.01

E.	POOL STATISTICS

		Units	Percentage	Securitization Value
	Delinquencies Aging Profile - End of Period
40	Total Active Units (Excluding Inventory)	29,280	99.19%	458,553,874.95
41	31 - 60 Days Delinquent	177	0.60%	2,610,160.97
42	61 - 90 Days Delinquent	45	0.15%	678,700.43
43	91+ Days Delinquent	17	0.06%	154,845.93

44	Total	29,519	100.00%	461,997,582.28

45	Current Period Net Residual Losses/(Gains)				(873,064.15)

46	Current Period Net Credit Losses/(Gains)				51,407.45

World Omni Automobile Lease Securitization Trust 2011-A MONTHLY SERVICER CERTIFICATE For the collection period ended 1/31/2013	PAGE 3

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

47	Collected Amounts	34,348,701.12

48	Investment Earnings on Collection Account	2,073.60

49	Total Collected Amounts, prior to Servicer Advances	34,350,774.72

50	Servicer Advance	0.00

51	Total Collected Amounts - Available for Distribution	34,350,774.72

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

52	Servicing Fee	422,332.41
53	Interest on the Exchange Note - to the Trust Collection Account	798,208.25
54	Principal on the Exchange Note - to the Trust Collection Account	26,281,260.15
55	Trust Collection Account Shortfall Amount - to the Trust Collection Account	4,611,015.69
56	Remaining Funds Payable to Trust Collection Account	2,237,958.22

57	Total Distributions	34,350,774.72

G.	TRUST COLLECTION ACCOUNT AVAILABLE FUNDS

58	Available Funds	33,928,442.31

59	Investment Earnings on Reserve Account	677.12

60	Reserve Account Draw Amount	0.00

61	Total Available Funds - Available for Distribution	33,929,119.43

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

62	Administration Fee	21,116.62
63	Class A Noteholders’s Interest Distributable Amount	460,559.74
64	Noteholders’ First Priority Principal Distributable Amount	—
65	Class B Noteholders’s Interest Distributable Amount	56,682.50
66	Noteholders’ Second Priority Principal Distributable Amount	—
67	Amount to Reinstate Reserve Account to Required Reserve Account Balance	0.00
68	Noteholders’ Regular Principal Distributable Amount	29,201,400.17
69	Remaining Funds Payable to Certificateholder	4,189,360.40

70	Total Distributions	33,929,119.43